UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05460
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Premier Portfolio
Investor Class: IMRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier Portfolio
Institutional Class: IPPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier Portfolio
Private Investment Class: IPTXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier Portfolio
Personal Investment Class: IPVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Personal Investment Class)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier Portfolio
Reserve Class: IRVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Reserve Class)	$53	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier Portfolio
Resource Class: IRCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier U.S. Government Money Portfolio
Investor Class: FUGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$21,744,429,179
Total number of portfolio holdings	128
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	67.1%
8-30	0.5%
31-60	4.4%
61-90	2.7%
91-180	6.4%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Premier U.S. Government Money Portfolio
Institutional Class: IUGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$21,744,429,179
Total number of portfolio holdings	128
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	67.1%
8-30	0.5%
31-60	4.4%
61-90	2.7%
91-180	6.4%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-INV
Invesco Premier Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2025
Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-16.32%
Federal Farm Credit Bank (FFCB)-13.62%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$30,000	$30,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	07/07/2025	125,000	125,032,609
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	08/04/2025	5,000	5,001,317
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	09/15/2025	30,000	30,012,626
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	12/12/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	45,000	45,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(a)	4.39%	01/16/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/02/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/12/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	03/12/2026	43,000	43,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/18/2026	49,000	49,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	90,000	90,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	4.43%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	214,000	214,039,552
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	124,000	124,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	$50,000	$50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	50,000	50,000,000
				2,961,086,104
Federal Home Loan Bank (FHLB)-2.54%
Federal Home Loan Bank(b)	4.27%	05/02/2025	65,000	64,521,997
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	200,000	200,000,000
Federal Home Loan Bank(b)	4.26%	06/16/2025	75,000	74,077,125
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	20,000	20,000,000
				553,599,122
U.S. International Development Finance Corp. (DFC)-0.16%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	2,500	2,499,994
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	1,667	1,666,662
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	12,750	12,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.54%	03/12/2025	1,263	1,263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,200	1,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	474	473,684
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	3,194	3,194,445
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	6,462	6,461,539
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,200	1,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	1,458	1,458,333
				33,917,815
Total U.S. Government Sponsored Agency Securities (Cost $3,548,603,041)				3,548,603,041
U.S. Treasury Securities-9.10%
U.S. Treasury Bills-4.66%(b)
U.S. Treasury Bills	4.31%	04/03/2025	125,000	124,517,031
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	275,000	273,366,701
U.S. Treasury Bills	5.02%	07/10/2025	125,000	122,828,038
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(b)-(continued)
U.S. Treasury Bills	4.13%-4.21%	10/02/2025	$160,000	$156,178,972
U.S. Treasury Bills	4.28%	10/30/2025	45,000	43,754,625
U.S. Treasury Bills	4.38%	11/28/2025	200,000	193,668,445
				1,013,835,479
U.S. Treasury Floating Rate Notes-4.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	125,000	124,999,746
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	4.36%	07/31/2025	690,000	689,842,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	10/31/2025	50,000	50,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.48%	01/31/2026	100,000	100,036,531
				964,878,805
Total U.S. Treasury Securities (Cost $1,978,714,284)				1,978,714,284
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.31%
Federal Home Loan Mortgage Corp. (FHLMC)-1.46%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.46%	02/09/2026	147,000	147,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	25,000	25,000,000
				317,000,000
Federal National Mortgage Association (FNMA)-1.85%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	175,000	175,000,000
				403,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $720,500,000)				720,500,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.73% (Cost $6,247,817,325)				6,247,817,325
			Repurchase Amount
Repurchase Agreements-71.05%(d)
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	100,349,611	100,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2025, aggregate maturing value of $1,200,437,000 (collateralized by agency mortgage-backed securities valued at $1,224,000,001; 2.50% - 6.50%; 05/01/2028 - 02/01/2055)	4.37%	03/03/2025	405,147,488	405,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065)(e)	4.35%	03/10/2025	391,319,500	390,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070)(e)	4.38%	04/04/2025	$281,192,333	$280,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	200,074,000	200,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	600,222,500	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	600,223,000	600,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	100,035,833	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	300,108,750	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $500,182,083 (collateralized by U.S. Treasury obligations valued at $510,000,085; 3.38%; 09/15/2027)	4.37%	03/03/2025	300,109,250	300,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	250,211,944	250,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	1,251,057,292	1,250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	251,470,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	201,152,000	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	1,100,399,667	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	1,600,581,333	1,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	175,021,097	175,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	$100,084,583	$100,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	100,590,722	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(h)	4.40%	03/03/2025	65,221,596	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	40,034,099	40,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	254,164,306	253,950,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	300,108,750	300,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	900,327,750	900,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	425,154,417	425,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	296,107,793	296,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	708,959,250	675,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	250,210,000	250,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	200,168,389	200,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	150,126,583	150,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	200,168,778	200,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	850,309,542	850,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	$484,175,853	$484,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	500,182,083	500,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0.38% - 6.13%; 11/30/2025 - 05/31/2029)	4.36%	03/03/2025	350,127,167	350,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $490,415,411 (collateralized by agency mortgage-backed securities valued at $499,800,001; 3.00% - 6.00%; 05/20/2051 - 11/20/2054)(e)	4.36%	03/06/2025	365,309,439	365,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	289,201,375	285,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	454,905,000	450,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	111,204,500	110,000,000
Total Repurchase Agreements (Cost $15,448,950,187)				15,448,950,187
TOTAL INVESTMENTS IN SECURITIES(i)-99.78% (Cost $21,696,767,512)				21,696,767,512
OTHER ASSETS LESS LIABILITIES-0.22%				47,661,667
NET ASSETS-100.00%				$21,744,429,179
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233	$6,247,817,325
Repurchase agreements, at value and cost	2,469,000,000	15,448,950,187
Cash	-	252,610
Receivable for:
Fund shares sold	15,482,891	148,053
Interest	18,967,078	83,835,625
Fund expenses absorbed	460,050	1,157,504
Investment for trustee deferred compensation and retirement plans	685,431	167,328
Other assets	15,371	-
Total assets	8,705,198,054	21,782,328,632
Liabilities:
Payable for:
Fund shares reacquired	8,531,682	995,479
Amount due custodian	175,399	-
Dividends	2,122,391	32,601,967
Accrued fees to affiliates	1,648,741	4,133,967
Accrued operating expenses	-	712
Trustee deferred compensation and retirement plans	685,431	167,328
Total liabilities	13,163,644	37,899,453
Net assets applicable to shares outstanding	$8,692,034,410	$21,744,429,179
Net assets consist of:
Shares of beneficial interest	$8,691,906,935	$21,743,771,734
Distributable earnings (loss)	127,475	657,445
	$8,692,034,410	$21,744,429,179
Net Assets:
Institutional Class	$8,448,756,604	$21,243,459,654
Investor Class	$229,721,161	$500,969,525
Personal Investment Class	$12,809,596	$-
Private Investment Class	$27,134	$-
Reserve Class	$11,390	$-
Resource Class	$708,525	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572	21,241,874,971
Investor Class	229,708,972	500,936,340
Personal Investment Class	12,808,917	-
Private Investment Class	27,132	-
Reserve Class	11,390	-
Resource Class	708,488	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$8,669,587,233	$21,696,767,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$197,897,247	$490,292,396
Expenses:
Advisory fees	10,190,526	25,802,306
Distribution fees:
Personal Investment Class	37,346	-
Private Investment Class	40	-
Reserve Class	49	-
Resource Class	555	-
Professional services fees	(2,969)	(8,392)
Total expenses	10,225,547	25,793,914
Less: Fees waived	(2,853,331)	(7,224,607)
Net expenses	7,372,216	18,569,307
Net investment income	190,525,031	471,723,089
Net realized gain from unaffiliated investment securities	2,360	163,338
Net increase in net assets resulting from operations	$190,527,391	$471,886,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123	$471,723,089	$1,021,343,729

Net realized gain	2,360	20,533	163,338	910,087

Net increase in net assets resulting from operations	190,527,391	346,345,656	471,886,427	1,022,253,816

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)	(461,988,254)	(1,000,896,255)

Investor Class	(3,971,835)	(8,535,442)	(9,734,835)	(20,447,474)

Personal Investment Class	(281,502)	(469,960)	-	-

Private Investment Class	(583)	(1,317)	-	-

Reserve Class	(213)	(494)	-	-

Resource Class	(15,696)	(35,296)	-	-

Total distributions from distributable earnings	(190,525,031)	(346,325,123)	(471,723,089)	(1,021,343,729)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017	2,355,322,262	(71,141,053)

Investor Class	77,249,627	(5,997,098)	96,073,843	63,142,364

Personal Investment Class	(822,302)	6,526,699	-	-

Private Investment Class	696	1,313	-	-

Reserve Class	256	494	-	-

Resource Class	18,735	35,168	-	-

Net increase (decrease) in net assets resulting from share transactions	959,604,871	2,791,414,593	2,451,396,105	(7,998,689)

Net increase (decrease) in net assets	959,607,231	2,791,435,126	2,451,559,443	(7,088,602)

Net assets:
Beginning of period	7,732,427,179	4,940,992,053	19,292,869,736	19,299,958,338

End of period	$8,692,034,410	$7,732,427,179	$21,744,429,179	$19,292,869,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Investor Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.35%	$229,721	0.18%(c)	0.25%(c)	4.67%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	152,477	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.49	158,473	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18	0.25	0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	93,923	0.18	0.25	1.22
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	1.00	2.30	500,970	0.18 (c)	0.25 (c)	4.57 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	404,892	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	341,727	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12	0.25	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18	0.25	0.83

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
17
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1)
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
Invesco Premier U.S. Government Money Portfolio	7,224,607
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Share Information—(continued)
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	32,761,550,465	$32,761,550,465	51,409,565,237	$51,409,565,237
Investor Class	348,366,974	348,366,974	450,315,377	450,315,377
Issued as reinvestment of dividends:
Institutional Class	309,336,337	309,336,337	549,306,804	549,306,804
Investor Class	7,804,737	7,804,737	20,382,490	20,382,490
Reacquired:
Institutional Class	(30,715,564,540)	(30,715,564,540)	(52,030,013,094)	(52,030,013,094)
Investor Class	(260,097,868)	(260,097,868)	(407,555,503)	(407,555,503)
Net increase (decrease) in share activity	2,451,396,105	$2,451,396,105	(7,998,689)	$(7,998,689)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-INV

Semi-Annual Financial Statements and Other Information
February 28, 2025
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-16.32%
Federal Farm Credit Bank (FFCB)-13.62%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$30,000	$30,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	07/07/2025	125,000	125,032,609
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	08/04/2025	5,000	5,001,317
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	09/15/2025	30,000	30,012,626
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	12/12/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	45,000	45,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(a)	4.39%	01/16/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/02/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/12/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	03/12/2026	43,000	43,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/18/2026	49,000	49,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	90,000	90,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	4.43%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	214,000	214,039,552
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	124,000	124,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	$50,000	$50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	50,000	50,000,000
				2,961,086,104
Federal Home Loan Bank (FHLB)-2.54%
Federal Home Loan Bank(b)	4.27%	05/02/2025	65,000	64,521,997
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	200,000	200,000,000
Federal Home Loan Bank(b)	4.26%	06/16/2025	75,000	74,077,125
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	20,000	20,000,000
				553,599,122
U.S. International Development Finance Corp. (DFC)-0.16%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	2,500	2,499,994
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	1,667	1,666,662
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	03/12/2025	12,750	12,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.54%	03/12/2025	1,263	1,263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,200	1,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	474	473,684
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	3,194	3,194,445
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	6,462	6,461,539
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,200	1,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	1,458	1,458,333
				33,917,815
Total U.S. Government Sponsored Agency Securities (Cost $3,548,603,041)				3,548,603,041
U.S. Treasury Securities-9.10%
U.S. Treasury Bills-4.66%(b)
U.S. Treasury Bills	4.31%	04/03/2025	125,000	124,517,031
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	275,000	273,366,701
U.S. Treasury Bills	5.02%	07/10/2025	125,000	122,828,038
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(b)-(continued)
U.S. Treasury Bills	4.13%-4.21%	10/02/2025	$160,000	$156,178,972
U.S. Treasury Bills	4.28%	10/30/2025	45,000	43,754,625
U.S. Treasury Bills	4.38%	11/28/2025	200,000	193,668,445
				1,013,835,479
U.S. Treasury Floating Rate Notes-4.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	125,000	124,999,746
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	4.36%	07/31/2025	690,000	689,842,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	10/31/2025	50,000	50,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.48%	01/31/2026	100,000	100,036,531
				964,878,805
Total U.S. Treasury Securities (Cost $1,978,714,284)				1,978,714,284
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.31%
Federal Home Loan Mortgage Corp. (FHLMC)-1.46%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.46%	02/09/2026	147,000	147,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	25,000	25,000,000
				317,000,000
Federal National Mortgage Association (FNMA)-1.85%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	175,000	175,000,000
				403,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $720,500,000)				720,500,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.73% (Cost $6,247,817,325)				6,247,817,325
			Repurchase Amount
Repurchase Agreements-71.05%(d)
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	100,349,611	100,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2025, aggregate maturing value of $1,200,437,000 (collateralized by agency mortgage-backed securities valued at $1,224,000,001; 2.50% - 6.50%; 05/01/2028 - 02/01/2055)	4.37%	03/03/2025	405,147,488	405,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065)(e)	4.35%	03/10/2025	391,319,500	390,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070)(e)	4.38%	04/04/2025	$281,192,333	$280,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	200,074,000	200,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	600,222,500	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	600,223,000	600,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	100,035,833	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	300,108,750	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $500,182,083 (collateralized by U.S. Treasury obligations valued at $510,000,085; 3.38%; 09/15/2027)	4.37%	03/03/2025	300,109,250	300,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	250,211,944	250,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	1,251,057,292	1,250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	251,470,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	201,152,000	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	1,100,399,667	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	1,600,581,333	1,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	175,021,097	175,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	$100,084,583	$100,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	100,590,722	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(h)	4.40%	03/03/2025	65,221,596	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	40,034,099	40,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	254,164,306	253,950,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	300,108,750	300,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	900,327,750	900,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	425,154,417	425,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	296,107,793	296,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	708,959,250	675,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	250,210,000	250,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	200,168,389	200,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	150,126,583	150,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	200,168,778	200,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	850,309,542	850,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	$484,175,853	$484,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	500,182,083	500,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0.38% - 6.13%; 11/30/2025 - 05/31/2029)	4.36%	03/03/2025	350,127,167	350,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $490,415,411 (collateralized by agency mortgage-backed securities valued at $499,800,001; 3.00% - 6.00%; 05/20/2051 - 11/20/2054)(e)	4.36%	03/06/2025	365,309,439	365,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	289,201,375	285,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	454,905,000	450,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	111,204,500	110,000,000
Total Repurchase Agreements (Cost $15,448,950,187)				15,448,950,187
TOTAL INVESTMENTS IN SECURITIES(i)-99.78% (Cost $21,696,767,512)				21,696,767,512
OTHER ASSETS LESS LIABILITIES-0.22%				47,661,667
NET ASSETS-100.00%				$21,744,429,179
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233	$6,247,817,325
Repurchase agreements, at value and cost	2,469,000,000	15,448,950,187
Cash	-	252,610
Receivable for:
Fund shares sold	15,482,891	148,053
Interest	18,967,078	83,835,625
Fund expenses absorbed	460,050	1,157,504
Investment for trustee deferred compensation and retirement plans	685,431	167,328
Other assets	15,371	-
Total assets	8,705,198,054	21,782,328,632
Liabilities:
Payable for:
Fund shares reacquired	8,531,682	995,479
Amount due custodian	175,399	-
Dividends	2,122,391	32,601,967
Accrued fees to affiliates	1,648,741	4,133,967
Accrued operating expenses	-	712
Trustee deferred compensation and retirement plans	685,431	167,328
Total liabilities	13,163,644	37,899,453
Net assets applicable to shares outstanding	$8,692,034,410	$21,744,429,179
Net assets consist of:
Shares of beneficial interest	$8,691,906,935	$21,743,771,734
Distributable earnings (loss)	127,475	657,445
	$8,692,034,410	$21,744,429,179
Net Assets:
Institutional Class	$8,448,756,604	$21,243,459,654
Investor Class	$229,721,161	$500,969,525
Personal Investment Class	$12,809,596	$-
Private Investment Class	$27,134	$-
Reserve Class	$11,390	$-
Resource Class	$708,525	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572	21,241,874,971
Investor Class	229,708,972	500,936,340
Personal Investment Class	12,808,917	-
Private Investment Class	27,132	-
Reserve Class	11,390	-
Resource Class	708,488	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$8,669,587,233	$21,696,767,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$197,897,247	$490,292,396
Expenses:
Advisory fees	10,190,526	25,802,306
Distribution fees:
Personal Investment Class	37,346	-
Private Investment Class	40	-
Reserve Class	49	-
Resource Class	555	-
Professional services fees	(2,969)	(8,392)
Total expenses	10,225,547	25,793,914
Less: Fees waived	(2,853,331)	(7,224,607)
Net expenses	7,372,216	18,569,307
Net investment income	190,525,031	471,723,089
Net realized gain from unaffiliated investment securities	2,360	163,338
Net increase in net assets resulting from operations	$190,527,391	$471,886,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123	$471,723,089	$1,021,343,729

Net realized gain	2,360	20,533	163,338	910,087

Net increase in net assets resulting from operations	190,527,391	346,345,656	471,886,427	1,022,253,816

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)	(461,988,254)	(1,000,896,255)

Investor Class	(3,971,835)	(8,535,442)	(9,734,835)	(20,447,474)

Personal Investment Class	(281,502)	(469,960)	-	-

Private Investment Class	(583)	(1,317)	-	-

Reserve Class	(213)	(494)	-	-

Resource Class	(15,696)	(35,296)	-	-

Total distributions from distributable earnings	(190,525,031)	(346,325,123)	(471,723,089)	(1,021,343,729)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017	2,355,322,262	(71,141,053)

Investor Class	77,249,627	(5,997,098)	96,073,843	63,142,364

Personal Investment Class	(822,302)	6,526,699	-	-

Private Investment Class	696	1,313	-	-

Reserve Class	256	494	-	-

Resource Class	18,735	35,168	-	-

Net increase (decrease) in net assets resulting from share transactions	959,604,871	2,791,414,593	2,451,396,105	(7,998,689)

Net increase (decrease) in net assets	959,607,231	2,791,435,126	2,451,559,443	(7,088,602)

Net assets:
Beginning of period	7,732,427,179	4,940,992,053	19,292,869,736	19,299,958,338

End of period	$8,692,034,410	$7,732,427,179	$21,744,429,179	$19,292,869,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.35%	$8,448,757	0.18%(c)	0.25%(c)	4.67%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	7,565,591	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.50	4,774,723	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18	0.25	0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	1,559,622	0.18	0.25	1.22
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	1.00	2.30	21,243,460	0.18 (c)	0.25 (c)	4.57 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	18,887,978	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	18,958,232	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12	0.25	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18	0.25	0.83

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
Invesco Premier U.S. Government Money Portfolio	7,224,607
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Share Information—(continued)
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	32,761,550,465	$32,761,550,465	51,409,565,237	$51,409,565,237
Investor Class	348,366,974	348,366,974	450,315,377	450,315,377
Issued as reinvestment of dividends:
Institutional Class	309,336,337	309,336,337	549,306,804	549,306,804
Investor Class	7,804,737	7,804,737	20,382,490	20,382,490
Reacquired:
Institutional Class	(30,715,564,540)	(30,715,564,540)	(52,030,013,094)	(52,030,013,094)
Investor Class	(260,097,868)	(260,097,868)	(407,555,503)	(407,555,503)
Net increase (decrease) in share activity	2,451,396,105	$2,451,396,105	(7,998,689)	$(7,998,689)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-INST

Semi-Annual Financial Statements and Other Information
February 28, 2025
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233
Repurchase agreements, at value and cost	2,469,000,000
Receivable for:
Fund shares sold	15,482,891
Interest	18,967,078
Fund expenses absorbed	460,050
Investment for trustee deferred compensation and retirement plans	685,431
Other assets	15,371
Total assets	8,705,198,054
Liabilities:
Payable for:
Fund shares reacquired	8,531,682
Amount due custodian	175,399
Dividends	2,122,391
Accrued fees to affiliates	1,648,741
Trustee deferred compensation and retirement plans	685,431
Total liabilities	13,163,644
Net assets applicable to shares outstanding	$8,692,034,410
Net assets consist of:
Shares of beneficial interest	$8,691,906,935
Distributable earnings (loss)	127,475
$8,692,034,410
Net Assets:
Institutional Class	$8,448,756,604
Investor Class	$229,721,161
Personal Investment Class	$12,809,596
Private Investment Class	$27,134
Reserve Class	$11,390
Resource Class	$708,525
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572
Investor Class	229,708,972
Personal Investment Class	12,808,917
Private Investment Class	27,132
Reserve Class	11,390
Resource Class	708,488
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$8,669,587,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$197,897,247
Expenses:
Advisory fees	10,190,526
Distribution fees:
Personal Investment Class	37,346
Private Investment Class	40
Reserve Class	49
Resource Class	555
Professional services fees	(2,969)
Total expenses	10,225,547
Less: Fees waived	(2,853,331)
Net expenses	7,372,216
Net investment income	190,525,031
Net realized gain from unaffiliated investment securities	2,360
Net increase in net assets resulting from operations	$190,527,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123

Net realized gain	2,360	20,533

Net increase in net assets resulting from operations	190,527,391	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)

Investor Class	(3,971,835)	(8,535,442)

Personal Investment Class	(281,502)	(469,960)

Private Investment Class	(583)	(1,317)

Reserve Class	(213)	(494)

Resource Class	(15,696)	(35,296)

Total distributions from distributable earnings	(190,525,031)	(346,325,123)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017

Investor Class	77,249,627	(5,997,098)

Personal Investment Class	(822,302)	6,526,699

Private Investment Class	696	1,313

Reserve Class	256	494

Resource Class	18,735	35,168

Net increase in net assets resulting from share transactions	959,604,871	2,791,414,593

Net increase in net assets	959,607,231	2,791,435,126

Net assets:
Beginning of period	7,732,427,179	4,940,992,053

End of period	$8,692,034,410	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.07%	$12,810	0.73%(c)	0.80%(c)	4.12%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.96	13,632	0.73	0.80	4.84
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.92	7,105	0.73	0.80	4.07
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40	0.80	0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23	0.80	0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.74	8,201	0.65	0.80	0.75

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-PER

Semi-Annual Financial Statements and Other Information
February 28, 2025
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233
Repurchase agreements, at value and cost	2,469,000,000
Receivable for:
Fund shares sold	15,482,891
Interest	18,967,078
Fund expenses absorbed	460,050
Investment for trustee deferred compensation and retirement plans	685,431
Other assets	15,371
Total assets	8,705,198,054
Liabilities:
Payable for:
Fund shares reacquired	8,531,682
Amount due custodian	175,399
Dividends	2,122,391
Accrued fees to affiliates	1,648,741
Trustee deferred compensation and retirement plans	685,431
Total liabilities	13,163,644
Net assets applicable to shares outstanding	$8,692,034,410
Net assets consist of:
Shares of beneficial interest	$8,691,906,935
Distributable earnings (loss)	127,475
$8,692,034,410
Net Assets:
Institutional Class	$8,448,756,604
Investor Class	$229,721,161
Personal Investment Class	$12,809,596
Private Investment Class	$27,134
Reserve Class	$11,390
Resource Class	$708,525
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572
Investor Class	229,708,972
Personal Investment Class	12,808,917
Private Investment Class	27,132
Reserve Class	11,390
Resource Class	708,488
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$8,669,587,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$197,897,247
Expenses:
Advisory fees	10,190,526
Distribution fees:
Personal Investment Class	37,346
Private Investment Class	40
Reserve Class	49
Resource Class	555
Professional services fees	(2,969)
Total expenses	10,225,547
Less: Fees waived	(2,853,331)
Net expenses	7,372,216
Net investment income	190,525,031
Net realized gain from unaffiliated investment securities	2,360
Net increase in net assets resulting from operations	$190,527,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123

Net realized gain	2,360	20,533

Net increase in net assets resulting from operations	190,527,391	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)

Investor Class	(3,971,835)	(8,535,442)

Personal Investment Class	(281,502)	(469,960)

Private Investment Class	(583)	(1,317)

Reserve Class	(213)	(494)

Resource Class	(15,696)	(35,296)

Total distributions from distributable earnings	(190,525,031)	(346,325,123)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017

Investor Class	77,249,627	(5,997,098)

Personal Investment Class	(822,302)	6,526,699

Private Investment Class	696	1,313

Reserve Class	256	494

Resource Class	18,735	35,168

Net increase in net assets resulting from share transactions	959,604,871	2,791,414,593

Net increase in net assets	959,607,231	2,791,435,126

Net assets:
Beginning of period	7,732,427,179	4,940,992,053

End of period	$8,692,034,410	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.20%	$27	0.48%(c)	0.55%(c)	4.37%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.23	26	0.48	0.55	5.09
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.19	25	0.48	0.55	4.33
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22	0.55	0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25	0.55	0.00
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	362	0.47	0.55	0.93

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-PRV

Semi-Annual Financial Statements and Other Information
February 28, 2025
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233
Repurchase agreements, at value and cost	2,469,000,000
Receivable for:
Fund shares sold	15,482,891
Interest	18,967,078
Fund expenses absorbed	460,050
Investment for trustee deferred compensation and retirement plans	685,431
Other assets	15,371
Total assets	8,705,198,054
Liabilities:
Payable for:
Fund shares reacquired	8,531,682
Amount due custodian	175,399
Dividends	2,122,391
Accrued fees to affiliates	1,648,741
Trustee deferred compensation and retirement plans	685,431
Total liabilities	13,163,644
Net assets applicable to shares outstanding	$8,692,034,410
Net assets consist of:
Shares of beneficial interest	$8,691,906,935
Distributable earnings (loss)	127,475
$8,692,034,410
Net Assets:
Institutional Class	$8,448,756,604
Investor Class	$229,721,161
Personal Investment Class	$12,809,596
Private Investment Class	$27,134
Reserve Class	$11,390
Resource Class	$708,525
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572
Investor Class	229,708,972
Personal Investment Class	12,808,917
Private Investment Class	27,132
Reserve Class	11,390
Resource Class	708,488
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$8,669,587,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$197,897,247
Expenses:
Advisory fees	10,190,526
Distribution fees:
Personal Investment Class	37,346
Private Investment Class	40
Reserve Class	49
Resource Class	555
Professional services fees	(2,969)
Total expenses	10,225,547
Less: Fees waived	(2,853,331)
Net expenses	7,372,216
Net investment income	190,525,031
Net realized gain from unaffiliated investment securities	2,360
Net increase in net assets resulting from operations	$190,527,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123

Net realized gain	2,360	20,533

Net increase in net assets resulting from operations	190,527,391	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)

Investor Class	(3,971,835)	(8,535,442)

Personal Investment Class	(281,502)	(469,960)

Private Investment Class	(583)	(1,317)

Reserve Class	(213)	(494)

Resource Class	(15,696)	(35,296)

Total distributions from distributable earnings	(190,525,031)	(346,325,123)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017

Investor Class	77,249,627	(5,997,098)

Personal Investment Class	(822,302)	6,526,699

Private Investment Class	696	1,313

Reserve Class	256	494

Resource Class	18,735	35,168

Net increase in net assets resulting from share transactions	959,604,871	2,791,414,593

Net increase in net assets	959,607,231	2,791,435,126

Net assets:
Beginning of period	7,732,427,179	4,940,992,053

End of period	$8,692,034,410	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.91%	$11	1.05%(c)	1.12%(c)	3.80%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	11	1.05	1.12	4.52
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.61	11	1.05	1.12	3.75
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47	1.12	0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20	1.12	0.05
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.54	10	0.84	1.12	0.56

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-RSV

Semi-Annual Financial Statements and Other Information
February 28, 2025
Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.74%(a)
Asset Management & Custody Banks-0.29%
BofA Securities, Inc. (SOFR + 0.40%)(b)	4.70%	08/22/2025	$25,000	$25,000,000
Asset-Backed Securities - Consumer Receivables-1.98%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	07/18/2025	35,000	34,404,038
Old Line Funding LLC (CEP - Royal Bank of Canada), (SOFR + 0.35%)(b)(c)(d)	4.72%	09/05/2025	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.49%	10/03/2025	40,000	38,968,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.51%	10/03/2025	50,000	48,704,000
				172,076,038
Asset-Backed Securities - Fully Supported-1.73%
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.), (SOFR + 0.21%)(b)(c)(d)	4.54%	04/16/2025	100,000	100,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.), (SOFR + 0.25%)(b)(c)(d)	4.67%	06/18/2025	50,000	50,000,000
				150,000,000
Asset-Backed Securities - Fully Supported Bank-3.65%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.14%)(b)(c)(d)	4.48%	04/25/2025	80,000	80,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. OBFR + 0.15%)(b)(c)(d)	4.48%	07/07/2025	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s), (SOFR + 0.23%)(b)(c)(d)	4.57%	08/14/2025	20,000	20,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.52%	07/03/2025	50,000	49,238,778
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(c)(d)	4.33%	03/03/2025	23,726	23,720,292
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/03/2025	50,000	49,795,125
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	4.52%	04/04/2025	45,000	44,810,025
				317,564,220
Diversified Banks-16.13%
Australia & New Zealand Banking Group Ltd. (Australia)(c)	5.41%	06/26/2025	50,000	49,166,375
Bank of Montreal (Canada)(d)	5.50%	06/11/2025	25,000	24,630,958
Bank of Montreal (SOFR + 0.35%) (Canada)(b)(d)	4.71%	06/25/2025	75,000	75,000,000
Barclays Bank PLC(c)(d)	4.58%	03/17/2025	50,000	49,899,333
Barclays Bank PLC (SOFR + 0.22%)(b)(c)(d)	4.47%	04/21/2025	25,000	25,000,000
Barclays Bank PLC(c)(d)	4.65%	05/16/2025	50,000	49,520,778
Barclays Bank PLC (SOFR + 0.25%)(b)(c)(d)	4.58%	07/10/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	07/15/2025	50,000	49,168,889
Citigroup Global Markets, Inc.(c)	5.63%	04/30/2025	50,000	49,555,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,208,083
Credit Industriel et Commercial (SOFR + 0.25%)(b)(c)(d)	4.61%	07/03/2025	50,000	50,000,000
Dexia S.A.(c)(d)	4.66%	06/17/2025	100,000	98,638,000
Dexia S.A.(c)(d)	4.54%	06/18/2025	50,000	49,332,375
Dexia S.A.(c)(d)	4.66%	06/24/2025	50,000	49,276,458
Dexia S.A.(c)(d)	4.67%	06/26/2025	54,781	53,972,707
DNB Bank ASA (Norway)(c)(d)	4.53%	07/22/2025	150,000	147,390,250
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	10,000	9,687,822
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.73%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.74%	09/25/2025	50,000	49,997,109
ING (US) Funding LLC(c)(d)	5.21%	04/17/2025	50,000	49,672,958
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	48,686,111
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.61%	10/24/2025	51,000	51,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Korea Development Bank (The)(d)	4.54%	03/19/2025	$50,000	$49,889,000
Korea Development Bank (The)(d)	4.65%	04/23/2025	50,000	49,665,806
National Australia Bank Ltd. (SOFR + 0.25%) (Australia)(b)(c)(d)	4.13%	03/17/2025	50,000	49,999,992
Royal Bank of Canada (SOFR + 0.35%) (Canada)(b)(c)(d)	4.71%	07/29/2025	25,000	25,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	48,554,722
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.71%	09/04/2025	50,000	50,000,000
				1,401,913,559
Diversified Capital Markets-9.65%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(c)(d)	4.70%	03/10/2025	31,953	31,915,855
Collateralized Commercial Paper FLEX Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.36%)(b)(c)	4.74%	01/27/2026	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.30%)(b)	4.58%	06/20/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.35%)(b)	4.72%	10/07/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.32%)(b)	4.66%	10/08/2025	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC), (SOFR + 0.28%)(b)	4.72%	11/20/2025	10,000	10,000,000
Endeavour Funding Co. LLC (CEP - HSBC Bank PLC)(c)(d)	4.55%	07/07/2025	75,000	73,813,333
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.56%	08/28/2025	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia), (1 mo. OBFR + 0.23%)(b)(d)	4.61%	11/25/2025	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/04/2025	100,000	99,963,917
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	4.33%	03/06/2025	22,000	21,986,769
Mackinac Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	4.49%	04/04/2025	72,100	71,796,980
New York Life Short Term Funding LLC(c)	4.43%	04/23/2025	38,000	37,754,963
Regatta Funding Co. LLC (Multi - CEP’s)(c)(d)	4.49%	04/22/2025	37,700	37,458,217
UBS AG (SOFR + 0.40%)(b)(c)(d)	4.83%	09/23/2025	35,000	35,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,343,139
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.88%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.80%	01/02/2026	50,000	50,000,000
				839,033,173
Food Retail-0.08%
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)	4.41%	05/20/2025	7,000	6,932,178
Regional Banks-1.15%
ABS Bank Ltd. (SOFR + 0.21%) (New Zealand)(b)(c)(d)	4.24%	03/19/2025	50,000	50,000,000
Macquarie Bank Ltd. (Australia)(c)(d)	4.53%	03/13/2025	50,000	49,925,333
				99,925,333
Sovereign Debt-0.28%
British Columbia (Province of) (Canada)(d)	4.53%	07/10/2025	25,000	24,598,813
Specialized Finance-5.80%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.76%	03/11/2025	50,000	49,934,722
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.44%	04/01/2025	50,000	49,810,125
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.50%	04/08/2025	25,000	24,882,570
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(c)(d)	4.49%	05/20/2025	100,000	99,013,334
CDP Financial, Inc. (Canada)(c)(d)	4.33%	03/05/2025	70,000	69,966,322
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	48,126,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	$65,000	$62,349,679
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International), (SOFR + 0.30%)(b)(c)	4.65%	07/29/2025	35,000	35,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.22%)(b)(c)(d)	4.33%	04/03/2025	50,000	50,000,000
Lion Bay Funding LLC (CEP - HSBC Bank PLC), (SOFR + 0.25%)(b)(c)(d)	4.63%	07/30/2025	15,000	15,000,000
				504,083,099
Total Commercial Paper (Cost $3,541,126,413)				3,541,126,413

Certificates of Deposit-28.55%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.33%	03/03/2025	200,000	200,000,000
Bank of America N.A.	5.50%	05/23/2025	80,000	80,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.71%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A.(d)	4.32%	03/03/2025	174,400	174,400,000
Credit Agricole Corporate and Investment Bank(d)	4.33%	03/04/2025	150,000	150,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.20%)(b)(d)	4.56%	03/05/2025	80,000	80,000,000
DZ Bank AG (Germany)(d)	4.31%	03/03/2025	100,000	100,000,000
DZ Bank AG(d)	4.63%	03/24/2025	1,700	1,700,000
DZ Bank AG(d)	5.15%	04/29/2025	50,000	50,005,296
DZ Bank AG(d)	4.60%	05/20/2025	25,000	25,000,000
Korea Development Bank (The) (SOFR + 0.23%)(b)(d)	4.56%	03/10/2025	50,000	50,000,000
Korea Development Bank (The) (SOFR + 0.27%)(b)(d)	4.60%	03/13/2025	20,000	20,000,062
Korea Development Bank (The) (SOFR + 0.25%)(b)(d)	4.58%	05/05/2025	50,200	50,200,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%)(b)(d)	4.56%	08/07/2025	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	03/03/2025	175,000	175,000,000
Nordea Bank Abp(d)	4.32%	03/03/2025	225,000	225,000,000
Skandinaviska Enskilda Banken AB(d)	4.32%	03/03/2025	350,000	350,000,000
Svenska Handelsbanken AB(d)	4.31%	03/03/2025	225,000	225,000,000
Swedbank AB(d)	4.53%	07/22/2025	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	5.42%	04/08/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.48%	05/21/2025	20,000	20,000,000
Toronto-Dominion Bank (The)(d)	5.07%	07/25/2025	25,000	25,000,000
Woori Bank(d)	4.48%	03/10/2025	100,000	100,000,000
Woori Bank(d)	4.50%	04/07/2025	60,000	60,000,000
Total Certificates of Deposit (Cost $2,481,305,358)				2,481,305,358
Variable Rate Demand Notes-1.91%(e)
Credit Enhanced-1.91%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.42%	03/12/2025	17,850	17,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	4.30%	08/01/2045	90,240	90,240,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	12,700	12,700,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	4.80%	03/12/2025	27,700	27,700,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	03/13/2025	14,060	14,060,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.33%	01/01/2033	3,800	3,800,000
Total Variable Rate Demand Notes (Cost $166,350,000)				166,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-0.14%
Diversified Banks-0.14%
Royal Bank of Canada (Canada)(d)(Cost $11,805,462)	4.95%	04/25/2025	$11,812	$11,805,462
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)(g)-71.34% (Cost $6,200,587,233)				6,200,587,233
			Repurchase Amount
Repurchase Agreements-28.40%(h)
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $125,550,521 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $135,560,761; 0.00% - 11.60%; 05/17/2027 - 11/25/2067)(d)(i)	4.53%	04/04/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $577,515,625 (collateralized by U.S. Treasury obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $603,750,001; 0.00% - 9.55%; 03/15/2026 - 12/16/2072)(d)(i)	4.50%	04/04/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $115,099,731 (collateralized by corporate obligations, a non-agency mortgage-backed security and a non-agency asset-backed security valued at $126,396,646; 3.00% - 13.00%; 10/31/2027 - 04/04/2079)(d)(i)	4.46%	03/07/2025	45,039,025	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $170,146,436 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $178,500,089; 0.75% - 7.88%; 03/19/2025 - 04/06/2071)(d)(i)	4.43%	03/07/2025	70,060,297	70,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 07/17/2024 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $155,908,641; 0.38% - 9.63%; 03/22/2025 - 02/25/2069)(d)(j)	4.46%	03/03/2025	30,103,675	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,183,333 (collateralized by equity securities valued at $525,000,015; 0.00%)(d)	4.40%	03/03/2025	100,036,667	100,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities and commercial paper valued at $190,716,608; 0.00% - 11.00%; 06/01/2025 - 11/03/2078)(j)	4.63%	03/03/2025	175,630,194	175,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2025 (collateralized by equity securities valued at $451,500,281; 0.00%)(d)(j)	4.48%	03/03/2025	230,085,867	230,000,000
RBC Capital Markets LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $150,131,250 (collateralized by an agency mortgage-backed security and corporate obligations valued at $164,606,409; 0.00% - 11.75%; 05/15/2025 - 03/01/2078)(d)(i)	4.50%	03/04/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities and a non-agency asset-backed security valued at $87,155,564; 1.25% - 12.75%; 04/23/2025 - 03/15/2055)(d)(j)	4.51%	03/03/2025	80,030,067	80,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	554,201,287	554,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	800,291,333	800,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,501,223; 1.58% - 5.75%; 06/15/2026 - 07/15/2051)(d)(i)	4.41%	03/04/2025	50,042,875	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2025, maturing value of $101,350,222 (collateralized by non-agency mortgage-backed securities valued at $110,000,000; 0.00% - 8.75%; 05/28/2029 - 02/25/2070)	4.96%	06/06/2025	$101,350,222	$100,000,000
Total Repurchase Agreements (Cost $2,469,000,000)				2,469,000,000
TOTAL INVESTMENTS IN SECURITIES(k)-99.74% (Cost $8,669,587,233)				8,669,587,233
OTHER ASSETS LESS LIABILITIES-0.26%				22,447,177
NET ASSETS-100.00%				$8,692,034,410
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,074,391,836, which represented 35.37% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 13.8%; France: 12.7%; Singapore: 7.7%; Japan: 5.8%; United Kingdom: 5.4%;
Netherlands: 5.1%; other countries less than 5% each:21.5%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)	Principal amount equals value at period end. See Note 1J.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,200,587,233
Repurchase agreements, at value and cost	2,469,000,000
Receivable for:
Fund shares sold	15,482,891
Interest	18,967,078
Fund expenses absorbed	460,050
Investment for trustee deferred compensation and retirement plans	685,431
Other assets	15,371
Total assets	8,705,198,054
Liabilities:
Payable for:
Fund shares reacquired	8,531,682
Amount due custodian	175,399
Dividends	2,122,391
Accrued fees to affiliates	1,648,741
Trustee deferred compensation and retirement plans	685,431
Total liabilities	13,163,644
Net assets applicable to shares outstanding	$8,692,034,410
Net assets consist of:
Shares of beneficial interest	$8,691,906,935
Distributable earnings (loss)	127,475
$8,692,034,410
Net Assets:
Institutional Class	$8,448,756,604
Investor Class	$229,721,161
Personal Investment Class	$12,809,596
Private Investment Class	$27,134
Reserve Class	$11,390
Resource Class	$708,525
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	8,448,314,572
Investor Class	229,708,972
Personal Investment Class	12,808,917
Private Investment Class	27,132
Reserve Class	11,390
Resource Class	708,488
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$8,669,587,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$197,897,247
Expenses:
Advisory fees	10,190,526
Distribution fees:
Personal Investment Class	37,346
Private Investment Class	40
Reserve Class	49
Resource Class	555
Professional services fees	(2,969)
Total expenses	10,225,547
Less: Fees waived	(2,853,331)
Net expenses	7,372,216
Net investment income	190,525,031
Net realized gain from unaffiliated investment securities	2,360
Net increase in net assets resulting from operations	$190,527,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$190,525,031	$346,325,123

Net realized gain	2,360	20,533

Net increase in net assets resulting from operations	190,527,391	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(186,255,202)	(337,282,614)

Investor Class	(3,971,835)	(8,535,442)

Personal Investment Class	(281,502)	(469,960)

Private Investment Class	(583)	(1,317)

Reserve Class	(213)	(494)

Resource Class	(15,696)	(35,296)

Total distributions from distributable earnings	(190,525,031)	(346,325,123)

Share transactions-net:
Institutional Class	883,157,859	2,790,848,017

Investor Class	77,249,627	(5,997,098)

Personal Investment Class	(822,302)	6,526,699

Private Investment Class	696	1,313

Reserve Class	256	494

Resource Class	18,735	35,168

Net increase in net assets resulting from share transactions	959,604,871	2,791,414,593

Net increase in net assets	959,607,231	2,791,435,126

Net assets:
Beginning of period	7,732,427,179	4,940,992,053

End of period	$8,692,034,410	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.27%	$709	0.34%(c)	0.41%(c)	4.51%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	690	0.34	0.41	5.23
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.33	655	0.34	0.41	4.46
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25	0.41	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23	0.41	0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	3,230	0.34	0.41	1.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$2,853,331
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2024.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,515,023,925	$5,515,023,925	9,739,077,117	$9,739,077,117
Investor Class	268,292,896	268,292,896	336,725,771	336,725,771
Personal Investment Class	5,530,930	5,530,930	24,100,174	24,100,174
Issued as reinvestment of dividends:
Institutional Class	202,817,016	202,817,016	299,321,339	299,321,339
Investor Class	2,763,849	2,763,849	8,507,286	8,507,286
Personal Investment Class	332,701	332,701	442,533	442,533
Private Investment Class	696	696	1,313	1,313
Reserve Class	256	256	494	494
Resource Class	18,735	18,735	35,168	35,168
Reacquired:
Institutional Class	(4,834,683,082)	(4,834,683,082)	(7,247,550,439)	(7,247,550,439)
Investor Class	(193,807,118)	(193,807,118)	(351,230,155)	(351,230,155)
Personal Investment Class	(6,685,933)	(6,685,933)	(18,016,008)	(18,016,008)
Net increase in share activity	959,604,871	$959,604,871	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025